Exhibit 1

JPMBB Commercial Mortgage Securities Trust 2016-C1

Commercial Mortgage Pass-Through Certificates, Series 2016-C1

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Barclays Capital Inc.

Starwood Mortgage Funding II LLC

Redwood Commercial Mortgage Corporation

Drexel Hamilton, LLC

Academy Securities, Inc.

10 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Redwood Commercial Mortgage Corporation One Belvedere Place Mill Valley, California 94941

Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Starwood Mortgage Funding II LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re:	JPMBB Commercial Mortgage Securities Trust 2016-C1 Commercial Mortgage Pass-Through Certificates, Series 2016-C1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,
e.	A list characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary prospectus for the JPMBB Commercial Mortgage Securities Trust 2016-C1 securitization transaction (the “Draft Preliminary Prospectus”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 February 2016

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates represent the ownership interests in JPMBB Commercial Mortgage Securities Trust 2016-C1 (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 50 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 110 commercial and multifamily properties.

Procedures performed and our associated findings

1.	We obtained from JPMorgan Chase Bank, National Association (“JP Morgan”), Barclays Bank PLC (“Barclays”), Starwood Mortgage Funding II LLC (“Starwood”) and Redwood Commercial Mortgage Corporation (“Redwood,“ together with JP Morgan, Barclays and Starwood, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that each respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the respective due date for the monthly debt service payment of each mortgage loan in March 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

Attachment A Page 2 of 10

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from JP Morgan, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files), that JP Morgan, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Principal / Carveout Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal / Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information we identified to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

8.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 20 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “<blank>” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Amort. Term” characteristic.

Attachment A Page 4 of 10

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	Seasoning,
d.	I/O Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate % and
h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of the Cut-off Date (the “Current Balance ($)”) and as of the “Maturity Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

12.	For each Pari Passu Mortgage Loan (as defined in Note 19 of Exhibit 2 to Attachment A), JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents to recalculate the aggregate principal balance for the related Companion Loan(s) (as defined in Note 19 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Piece Non Trust Cut-off Balance”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Piece Non Trust Cut-off Balance” characteristic.

Attachment A Page 5 of 10

13.	For the 5 Penn Plaza Mortgage Loan (as defined in Note 10 of Exhibit 2 to Attachment A), which is a Pari Passu Mortgage Loan and which has the “Addit Debt Exist (Y/N)” characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Mezzanine Loan” on the Final Data File, Barclays, on behalf of the Depositor, instructed us to use the information in the mezzanine loan agreement Secondary Financing Document (as defined in Note 31 of Exhibit 2 to Attachment A) to recalculate the principal balance of the mezzanine debt related to the 5 Penn Plaza Mortgage Loan as of the Cut-off Date (the “Additional Debt Cut-off Date Balance”) and as of the maturity date of the mezzanine debt related to the 5 Penn Plaza Mortgage Loan (the “Total Additional Debt Maturity Balance”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which have the “Addit Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

14.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans on the Final Data File that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

15.	For each Pari Passu Mortgage Loan, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents to recalculate the combined principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the “Maturity Date” of such Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 6 of 10

16.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Current Balance ($)

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Pari Passu Piece Non Trust Cut-off Balance” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to:

i.	Recalculate the “Pari Passu Piece Non Trust Cut-off Balance” by subtracting the “Current Balance ($)” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of $1 or less.

17.	Using the:

a.	Additional Debt Cut-off Date Balance,
b.	Total Cut-off Date Pari Passu Debt,

c.	Total Additional Debt Maturity Balance and
d.	Total Maturity Balance Pari Passu Debt

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i. Total Debt Cut-off Balance and

ii. Total Debt Maturity Balance (Pari + B-note + Mezz)

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Balance” and “Total Debt Maturity Balance (Pari + B-note + Mezz)” characteristics.

Attachment A Page 7 of 10

18.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	JEMS Lockout Output

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Rem. Amort,
ii.	Rem. Term and
iii.	Lockout Remaining

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Rem. Amort” characteristic.

19.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Certificate Administrator/Trustee Fee Rate,
c.	Senior Trust Advisor Fee,
d.	ARR Fee and
e.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 10

21.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 21.,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Current LTV %,
iv.	Maturity LTV %,
v.	% of Initial Pool Balance,
vi.	Annual Debt Service ($),
vii.	Net Mortgage Rate %,
viii.	UW NOI Debt Yield %,
ix.	UW NCF Debt Yield %,
x.	Original Balance per Unit ($),
xi.	Current Balance per Unit ($) and
xii.	Maturity Balance per Unit

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places and the “Current LTV %,” “Maturity LTV %,” “UW NOI Debt Yield %” and “UW NCF Debt Yield %” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the aggregate:

a.	UW NOI DSCR,
b.	UW NCF DSCR,
c.	Current LTV %,
d.	Maturity LTV %,
e.	UW NOI Debt Yield %,
f.	UW NCF Debt Yield %,
g.	Original Balance per Unit ($),
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for the Underlying Properties associated with such Multiple Property Loan.

For the Pari Passu Mortgage Loans, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics.

Attachment A Page 9 of 10

21. (continued)

For the Pari Passu Mortgage Loans, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.	Current LTV %,
b.	UW NOI Debt Yield %
c.	UW NCF Debt Yield % and
d.	Current Balance per Unit ($),

characteristics.

For the Pari Passu Mortgage Loans, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV %” and “Maturity Balance per Unit” characteristics.

For the Pari Passu Mortgage Loans, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Balance per Unit ($)” characteristic.

For the purpose of recalculating the “Current LTV %,” “UW NOI Debt Yield %” and “UW NCF Debt Yield %” characteristics for the Mortgage Loan identified on the Final Data File as “Aventura View,” JP Morgan, on behalf of the Depositor, instructed us to decrease the “Current Balance ($)” used for these recalculations by the “Holdback Amt” for this Mortgage Loan, as shown on the Final Data File.

22.	Using the:
a.	Total Pari Passu Annual Debt Service and
b.	Additional Debt Annual Debt Service

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

Attachment A Page 10 of 10

23.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt Current LTV %,

iv. Total Debt MAT_LTV,

v.	Total Debt UW NOI Debt Yield %,

vi. Total Debt NCF DY and

vii. Total Debt Per Unit

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Total Debt NOI DSCR” and “Total Debt UW NCF DSCR” to two decimal places and the “Total Debt Current LTV %,” “Total Debt MAT_LTV,” “Total Debt UW NOI Debt Yield %” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

For the Mortgage Loans which are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• U-Haul Portfolio - AREC 11 • Simply Self Storage Midwest Portfolio • ExchangeRight Net Leased Portfolio 11 • Largo Hotel Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document
• Austin Industrial Portfolio	Current Balance ($) and Maturity/ARD Balance ($)	The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document
• Topanga Park Retail Portfolio • EDC Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

Note:  Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Item 11. of Attachment A and on Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 5)	Appraisal Report
Appraisal Date (see Note 5)	Appraisal Report
Appraised CapRate (%)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 6)	Phase II Environmental Report
Seismic Date (see Note 7)	Seismic Report
Seismic Zone (see Note 7)	Seismic Report
PML % (see Note 7)	Seismic Report
Earthquake Insurance (see Note 8)	Certificate of Property Insurance
Environmental Insurance (see Note 9)	Certificate of Environmental Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Major Tenant Information: (see Note 10)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)

UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
UW NOI ($) (see Note 13)	Underwriter’s Summary Report
UW Capital Items ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
UW Economic Occupancy %	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 13)	Underwriter’s Summary Report
As of (see Note 3)	Underwriter’s Summary Report
2012 Revenues ($)	Underwriter’s Summary Report
2012 Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
2012 NOI ($) (see Note 13)	Underwriter’s Summary Report
2013 Revenues ($)	Underwriter’s Summary Report
2013 Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
2013 NOI ($) (see Note 13)	Underwriter’s Summary Report
2014 Revenues ($)	Underwriter’s Summary Report
2014 Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
2014 NOI ($) (see Note 13)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report

Exhibit 2 to Attachment A

Hotel Operating Information: (see Note 15)

Characteristic	Source Document

2012 Occupancy %	Underwriter’s Summary Report
2012 ADR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 Occupancy %	Underwriter’s Summary Report
2013 ADR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 Occupancy %	Underwriter’s Summary Report
2014 ADR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy %	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve ($) (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Servicing Tape, Closing Statement or Tax Escrow Analysis Report
Monthly Ins. Reserve ($)	Servicing Tape, Closing Statement or Insurance Escrow Analysis Report
Monthly Other Reserve ($) (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Loan Agreement or Loan Modification Agreement
CapEx Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Insur. Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name (see Note 3)	Promissory Note or Loan Agreement
Principal / Carveout Guarantor (see Note 3)	Guaranty Agreement or Loan Agreement
Original Balance ($) (see Note 19)

For all Mortgage Loans:

•    Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Pari Passu Piece - In Trust (see Note 19)	Loan Agreement or Loan Modification Agreement
Total Non Trust Pari Passu Debt (see Note 19)	Loan Agreement or Loan Modification Agreement
Number of Properties	Loan Agreement or Appraisal Report
Interest Rate %	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 19, 20 and 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 19)	Loan Agreement or Loan Modification Agreement
First Payment Date (see Notes 22 and 23)	Promissory Note or Loan Agreement
Amortization Type	Promissory Note or Loan Agreement
Accrual Type	Promissory Note or Loan Agreement
ARD Loan	Promissory Note or Loan Agreement
ARD Step Up (%)	Promissory Note or Loan Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note or Loan Agreement
Payment Due Date	Promissory Note or Loan Agreement
Grace Period (Default)	Promissory Note or Loan Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Note Date	Promissory Note
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 25)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 23, 26, 27 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Notes 26 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 26 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
JEMS Lockout Output (see Notes 23, 27 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Note 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 23, 27 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision (Payments) (see Notes 23, 27, 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement
Title Type	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment	Ground Lease, Ground Lease Estoppel or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Escalation Terms	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Terms	Ground Lease or Ground Lease Estoppel
Crossed Loan	Loan Agreement
Letter of Credit	Letter of Credit or Loan Agreement
Description of LOC	Letter of Credit or Loan Agreement
Counterparty of LOCs	Letter of Credit or Loan Agreement
Addit Debt Permitted (Y/N)	Promissory Note or Loan Agreement
Addit Debt Exist (Y/N) (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Loan Purpose	Closing Statement or Asset Summary Report
Tenant-in-Common	Promissory Note or Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic for each Mortgage Loan (or, if applicable, each Underlying Property that secures a Mortgage Loan), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the related mortgaged property’s base rent (except for the Mortgage Loans described in the succeeding paragraph of this Note 2), as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

For the Mortgage Loans identified on the Combined Data File as:

a.    The 9,

b.    Hannibal Square II Portfolio,

c.    Seeley Building,

e.    Rancho Pavilion and

f.    The River House

each of which are secured by more than one property type, as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Documents, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic.

3.	For the Mortgage Loans (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A1, Barclays and JP Morgan, as applicable, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown on the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Barclays	5 Penn Plaza	NAP	As of	9/30/2015	12/31/2015

JP Morgan	32 Avenue of Americas	NAP	Year Renovated	1999	2002
			Principal /Carveout Guarantor	No Source Document(1)	Rudin Management Co. Inc.

Barclays	ExchangeRight Net Leased Portfolio 11	NAP	Borrower Name	ExchangeRight Net Leased Portfolio 11, LLC	ExchangeRight Net Leased Portfolio 11 DST
(1)	JP Morgan, on behalf of the Depositor, indicated there is no guaranty agreement Source Document for this Mortgage Loan

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Barclays and JP Morgan, as applicable, on behalf of the Depositor.

4.	For each Mortgage Loan (or, if applicable, each Underlying Property that secures a Mortgage Loan) identified on the Combined Data File with the “Single Tenant” characteristic as “Yes,” Barclays, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For each Mortgage Loan (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value Description	Appraised Value	Date of Appraised Value

JP Morgan Barclays JP Morgan JP Morgan Redwood	7700 Parmer Marriott - Troy, MI Hilton Garden Inn Lake Oswego Naples Grande Beach Resort Rhodes Ranch	NAP NAP NAP NAP NAP

As Is

Hypothetical As Is

As Is

Hypothetical Conditions as if Funds are Escrowed

As Is

Hypothetical As Is

As Is

Golf Course Allocation of Market Value

Tennis Court As If Vacant Value

As Is

Ground Lease As Is

				$249,000,000 $272,250,000 $69,900,000 $71,300,000 $34,200,000 $39,400,000 $242,000,000 $23,500,000 $1,750,000 $26,800,000 $1,500,000	27 October 2015 30 November 2015 20 October 2015 20 October 2015 13 October 2015 13 October 2015 13 November 2015 13 November 2015 13 November 2015 6 November 2015 6 November 2015

For each Mortgage Loan (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A2, JP Morgan, Barclays and Redwood, as applicable, on behalf of the Depositor, instructed us to use the applicable information in Table A3 for the “Appraised Value ($)” and “Appraisal Date” characteristics.

Table A3:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value ($)	Appraisal Date

JP Morgan Barclays	7700 Parmer Marriott – Troy, MI	NAP NAP	$272,250,000 $71,300,000	30 November 2015 20 October 2015
JP Morgan JP Morgan Redwood	Hilton Garden Inn Lake Oswego Naples Grande Beach Resort Rhodes Ranch	NAP NAP NAP	$39,400,000 $263,750,000 $28,300,000	13 October 2015 13 November 2015 6 November 2015

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage

Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File was “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File was “Yes” and there was not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File was “Yes” and there was a phase II environmental report Source Document in the related loan file.

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML %

characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file.

8.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the “PML %” characteristic on the Combined Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Combined Data File is less than 20% or is “<blank>,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

9.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

10.	For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property or mortgaged properties that secure each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics the mortgaged property or mortgaged properties that secure each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged properties described in the succeeding paragraphs of this Note 10), all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “5 Penn Plaza” (the “5 Penn Plaza Mortgage Loan”), Barclays, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “HQ Global Workplace” on the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the latest lease expiration date.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “7700 Parmer,” JP Morgan, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “eBay Inc./PayPal Data Services” on the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the earliest lease expiration date.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “7700 Parmer,” JP Morgan, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Oracle America” on the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the earliest lease expiration date.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Aventura View,” JP Morgan, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Payless Travel” on the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the earliest lease expiration date.

Exhibit 2 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document only showed the month and year of expiration.

12.	For the purpose of comparing the “Underwriting Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

13.	For the purpose of comparing the:
a.	UW Total Expenses ($),
b.	UW NOI ($),
c.	Most Recent Total Expenses ($),
d.	Most Recent NOI ($),
e.	2012 Total Expenses ($),
f.	2012 NOI ($),
g.	2013 Total Expenses ($),
h.	2013 NOI ($),
i.	2014 Total Expenses ($) and
j.	2014 NOI ($)

characteristics for each mortgaged property identified on the Combined Data File with the “Property Type” characteristic as “Hotel,” we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to increase the “total expenses” and to decrease the applicable “NOI” that are shown on the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown on the underwriter’s summary report Source Document.

14.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” of each Mortgage Loan, as defined in Item 11. of Attachment A).

Exhibit 2 to Attachment A

Notes: (continued)

15.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for:
a.	The mortgaged properties identified on the Combined Data File with the “Property Type” characteristic as “Hotel” and
b.	The Mortgage Loan identified on the Combined Data File as “The 9” (“The 9 Mortgage Loan”), which has the “Property Type” characteristic as “Mixed Use” on the Combined Data File and the “Property Subtype” characteristic as “Hotel/Multifamily/Parking” on the Combined Data File.

16.	For the purpose of comparing the:
a.	Monthly Capex Reserve ($),
b.	Monthly TI/LC Reserve ($),
c.	Monthly Envir. Reserve ($),
d.	Monthly Other Reserve ($) and
e.	Monthly Debt Service Reserve

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown on the applicable Source Documents, if the respective upfront reserve amounts, as shown on the applicable Source Documents, were less than the respective reserve cap amounts, as shown on the applicable Source Documents, and
ii.	Use “Springing” if the respective upfront reserve amounts, as shown on the applicable Source Documents, were equal to or greater than the respective reserve cap amounts, as shown on the applicable Source Documents.

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if the balances in the respective reserve accounts as of the Cut-off Date are still equal to or greater than the respective reserve cap amounts, as shown on the applicable Source Documents.

17.	For the purpose of comparing the:
a.	CapEx Reserve Cap ($),
b.	TI/LC Reserve Cap ($),
c.	Envir. Reserve Cap ($),
d.	RE Tax Reserve Cap ($),
e.	Insur. Reserve Cap ($),
f.	Debt Service Reserve Cap ($) and
g.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown on the applicable Source Documents, regardless of any respective upfront or monthly reserve stipulations that have suspended or may potentially suspend these reserve cap amounts.

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the:
a.	RE Tax Escrow Cash or LOC,
b.	Insurance Escrow Cash or LOC,
c.	Capex Escrow Cash or LOC,
d.	TI/LC Reserve Cash or LOC,
e.	Envir. Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described on the applicable Source Documents) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

19.	JP Morgan and Barclays, as applicable, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A4 (each, a “Pari Passu Mortgage Loan”) are each comprised of a pari-passu component of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). For each Whole Loan listed in Table A4, the applicable Source Document listed in the “Source Document” column of Table A4 indicates that the Whole Loan was split into multiple pari-passu components, which are listed in the “Note Component(s)” column of Table A4.

Table A4:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Source Document

5 Penn Plaza 32 Avenue of the Americas	Barclays JP Morgan	Mortgage Loan Companion Loans Mortgage Loan	A-3 A-1 A-2 A-3	Interest Only Interest Only	Loan Modification Agreement Loan Agreement
		Companion Loans	A-1
A-2
A-4
A-5
Naples Grande Beach Resort	JP Morgan	Mortgage Loan Companion Loans	A-1 A-2 A-3	IO-Balloon	Loan Modification Agreement

Exhibit 2 to Attachment A

Notes: (continued)

19. (continued)

Table A4: (continued)
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Source Document
7700 Parmer	JP Morgan	Mortgage Loan Companion Loans	A-2 A-1 A-3	Interest Only	Loan Modification Agreement

The 9	JP Morgan	Mortgage Loan Companion Loan	A-2 A-1	IO-Balloon	Loan Modification Agreement

For the purpose of comparing the “Original Balance ($)” and “Pari Passu Piece - In Trust” characteristics for each Pari Passu Mortgage Loan, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to use information on the Source Document listed in the “Source Document” column of Table A4 for the “Note Component” that is listed in the “Note Component(s)” column of Table A4 associated with the “Mortgage Loan” component of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A4.

For the purpose of comparing the “Total Non Trust Pari Passu Debt” characteristic for each Pari Passu Mortgage Loan, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to use information on the Source Document listed on the “Source Document” column of Table A4 for the “Note Component(s)” that are listed in the “Note Component(s)” column of Table A4 associated with the “Companion Loan(s)” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A4.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A4, JP Morgan and Barclays, as applicable, on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” (which is the monthly debt service relating to the Whole Loan associated with each Pari Passu Mortgage Loan) as the product of:

a.	The sum of:
i.	Pari Passu Piece – In Trust and
ii.	Total Non Trust Pari Passu Debt,
b.	Interest Rate % and
c.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

19. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “IO-Balloon” listed in the “Amortization Type” column of Table A4 (together, the “Partial I/O Pari Passu Mortgage Loans”), JP Morgan, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “I/O Period” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown on the applicable Source Document based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the Whole Loan, as shown on the applicable Source Document.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Partial I/O Pari Passu Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to:

a.	Use the monthly debt service for the related Whole Loan after the expiration of the “I/O Period” that is shown on the applicable Source Document and
b.	Multiply the value described in clause a. above by 12.

20.	For the Mortgage Loans identified on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), which all have an “Accrual Type” of “Actual/360,” as shown on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	Original Balance ($),
b.	Interest Rate % and
c.	365/360.

21.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans identified on the Combined Data File with the “Amortization Type” characteristic as “IO-Balloon” (the “IO-Balloon Loans”) (except for the Partial I/O Pari Passu Mortgage Loans, which are described in Note 19 above), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” after the expiration of the “I/O Period” that is shown on the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

22.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File (except for the Mortgage Loans which are described in the succeeding paragraph of this Note 22), we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to assume that the “First Payment Date” is the “Payment Due Date” after the end of the first full interest accrual period, as shown on the promissory note or loan agreement Source Document.

For the Mortgage Loans identified on the Combined Data File as:

a.	Marriott – Troy, MI,
b.	ExchangeRight Net Leased Portfolio 11,
c.	Largo Hotel Portfolio,
d.	Summit at Town Lake,
e.	Waynesville Commons Power Center,
f.	111 Townsend,
g.	Shoppes at Sherbrooke,
h.	Longmeadow Professional Park,
i.	750 Central Avenue,
j.	Tangerine Crossing,
k.	The Summit Building,
l.	The River House,
m.	Holiday Inn Express & Suites – Woodland, CA,
n.	EDC Portfolio,
o.	Executive Office Terrace,
p.	Lubbock Southwest Shopping Center,
q.	Boutte Shopping Center and
r.	Fall Haven Apartments,

which each have a “Payment Due Date” which occurs prior to the end of the corresponding interest accrual period, as shown on the applicable loan agreement Source Document, we were instructed by Barclays, on behalf of the Depositor, to assume that the “First Payment Date” is the “Payment Due Date” which occurs during the first full interest accrual period, as shown on the applicable loan agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

23.	For the Mortgage Loan identified on the Combined Data File as “32 Avenue of the Americas” (the “32 Avenue of the Americas Mortgage Loan”), section 2.3.1 of the loan agreement Source Document contains the following language:

Borrower shall pay to Lender on the Payment Date occurring in November, 2015, and on each Payment Date thereafter up to and including the Maturity Date, the Monthly Debt Service Payment Amount, which payments shall be applied to accrued and unpaid interest on the Loan.

For the purpose of comparing the:

a.	First Payment Date,
b.	Lockout End Date,
c.	JEMS Lockout Output,
d.	Remaining Yield Maintenance Payments and
e.	Prepayment Provision (Payments)

characteristics for 32 Avenue of Americas Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to assume that the portion of the language described above which reads “on the Payment Date occurring in November, 2015” is replaced with “on the Payment Date occurring in December, 2015.”

24.	For the Mortgage Loan identified on the Combined Data File with the “ARD Loan” characteristic as “Yes,” Barclays, on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown on the loan agreement Source Document, for the “Maturity Date” characteristic.

25.	For the purpose of comparing the “Lockbox Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the related Mortgage Loan documents currently require tenants (or its property manager) to pay rent or other income directly to the lockbox account, with the funding of all required escrow and reserve accounts (including for debt service) derived directly from such lockbox account,
b.	Soft – the related Mortgage Loan documents currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account, with the funding of all required escrow and reserve accounts (including for debt service) derived directly from such lockbox account,

Exhibit 2 to Attachment A

Notes: (continued)

25. (continued)

c.	CMA – the related Mortgage Loan documents currently require tenants, or the related borrower (or its property manager), at the related mortgaged property to pay rent or other income directly to the lockbox account; provided, however, that thereafter funds deposited in such lockbox account are paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from the amounts received; however, in some cases, upon the occurrence of certain triggering events enumerated in the related Mortgage Loan documents, the lockbox account converts to a hard lockbox, and
d.	Springing – no lockbox account is currently in place and that the related borrower (or its property manager) is responsible for paying debt service and funding all escrow and reserve accounts (including debt service); however, upon the occurrence of certain triggering events enumerated in the related Mortgage Loan documents, the related borrower is required to implement either a hard lockbox, soft lockbox or CMA lockbox.

26.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Due Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown on the applicable Source Documents. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “Defeasance End Date” characteristic for Mortgage Loans that allow for defeasance and the “Yield Maint. End Date” characteristic for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown on the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

27.	For certain Mortgage Loans contributed by JP Morgan, the loan agreement Source Document contains one of the following defined terms:

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first (1st) Payment Date (or if such day is not a Business Day, the immediately succeeding Business Day)

For the purpose of comparing the:

a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Yield Maintenance Payments and
d.	Prepayment Provision (Payments)

characteristics for the Mortgage Loans which contain either of the defined terms described above on the loan agreement Source Document, JP Morgan, on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Due Date” after the end of the first full interest accrual period, as shown on the loan agreement Source Document.

Additionally, for the Mortgage Loans which contain the second defined term described above on the loan agreement Source Document, JP Morgan, on behalf of the Depositor, instructed us that if that second anniversary of the “first (1st) Payment Date” (in accordance with the instructions in the preceding paragraph) falls on a day that is not a business day, to assume that the “Permitted Prepayment Date” will be the succeeding “Payment Due Date” (due to the requirement on the loan agreement Source Document that the borrower remit interest through the next “Payment Due Date” if the Mortgage Loan is not prepaid on a “Payment Due Date”).

28.	For the purpose of comparing the:
a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Defeasance Payments and
d.	Prepayment Provision (Payments)

characteristics for the 5 Penn Plaza Mortgage Loan, Barclays, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined on the applicable loan agreement Source Document) has been securitized.

Exhibit 2 to Attachment A

Notes: (continued)

29.	For certain Mortgage Loans contributed by JP Morgan, the loan agreement Source Document contains the following defined term:

"Permitted Par Prepayment Date" shall mean any Business Day [on or] after the Payment Date that is [xx] months prior to the Maturity Date

For the purpose of comparing the:

a.	Defeasance End Date,
b.	Yield Maint. End Date,
c.	Remaining Defeasance Payments,
d.	Remaining Yield Maintenance Payments,
e.	Open Payments and
f.	Prepayment Provision (Payments)

characteristics, JP Morgan, on behalf of the Depositor, instructed us to assume that the “Permitted Par Prepayment Date” is the first “Business Day [on or] after the Payment Date that is [xx] months prior to the Maturity Date.”

30.	For certain Mortgage Loans, the “Yield Maintenance Premium” definition on the loan agreement Source Document describes that for the purpose of calculating the yield maintenance premium amount, it is assumed in this calculation that the outstanding principal balance of the Mortgage Loan is paid on the “Permitted Par Prepayment Date.” For the purpose of comparing the “Yield Maint. Provision” characteristic and for the purpose of any yield maintenance recalculations that we perform for Mortgage Loans where the “Permitted Par Prepayment Date” does not fall on a “Payment Due Date,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that for the recalculation of the yield maintenance premium amount, the remaining outstanding principal and interest on the Mortgage Loan is paid on the first “Payment Due Date” which occurs after the “Permitted Par Prepayment Date.”

31.	For the purpose of comparing the:
a.	Addit Debt Exist (Y/N),
b.	Total Additional Debt (if any),
c.	Additional Debt Type(s),
d.	Additional Debt Interest Rate and
e.	Additional Debt Annual Debt Service

characteristics for each Mortgage Loan which has additional debt, either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt.

Exhibit 2 to Attachment A

Notes: (continued)

31. (continued)

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the promissory note, loan agreement and/or loan modification agreement Source Documents or the Secondary Financing Documents provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the 5 Penn Plaza Mortgage Loan, the applicable Source Documents and/or Secondary Financing Documents indicate that the mezzanine debt associated with the 5 Penn Plaza Mortgage Loan is interest-only for its entire term. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the 5 Penn Plaza Mortgage Loan, Barclays, on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” characteristic as the product of:

a.	The “Additional Debt Cut-off Date Balance” (as defined in Item 13. of Attachment A), as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For The 9 Mortgage Loan, the loan agreement Source Document indicates that this Mortgage Loan has additional debt, which JP Morgan, on behalf of the Depositor, indicated are unsecured loans that the borrower has with related parties. For The 9 Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

For each Mortgage Loan which does not have additional debt (based on the procedures described in the first paragraph of this Note 31), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Sequence #
Loan / Prop.
Property Name
Seller
Originator
Loan #
CTL (Y/N)
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Certificate Administrator/Trustee Fee Rate
Senior Trust Advisor Fee
ARR Fee
CREFC Fee
Cash/Pmt Collection Function

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.